Contract Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract Assets and Liabilities
6. Contract Assets and Liabilities
The components of contract assets and contract liabilities consisted of the following:

	December 31,	December 31,
	2021	2020
	(in thousands)
Contract assets - current
Unbilled revenue	$788	$749
Contract assets	890	3,047
Total contract assets - current	$1,678	$3,796

Contract liabilities - current
Deferred revenue - short-term	$11,082	$14,030
Other contract liabilities	184	507
Total contract liabilities - current	$11,266	$14,537

Contract liabilities - long-term	$—	$—
Deferred revenue - long-term	568	2,559
Total contract liabilities - long-term	$568	$2,559
Deferred revenue and other contract liabilities are reported as contract liabilities in the accompanying consolidated balance sheets. Contract liabilities include payments received and billings made in advance of the satisfaction of performance obligations under the contract and are realized when the associated revenue is recognized under the contract. Contract assets include (i) unbilled revenue, which is the amount of revenue recognized in excess of the amount billed to customers, where the rights to payment are not just subject to the passage of time; and (ii) costs incurred to fulfill contract obligations. Other contract assets and other contract liabilities primarily relate to contract commissions on customer contracts.
Changes in short-term and long-term contract assets and contract liabilities reported as of January 1, 2021 were as follows:

	Contract Assets	Contract Liabilities
	(in thousands)
Balance on January 1, 2021	3,796	$17,096
Billings or revenue recognized that was included in the beginning balance	(740)	(12,641)
Cash received in advance and not recognized as revenue	—	3,060
Changes in contract assets, net of reclassification to receivables	780	—
Cumulative catch-up adjustment arising from changes in estimates to complete	—	4,624
Cumulative catch-up adjustment arising from contract modification	—	18
Changes in costs to fulfill and amortization of commission costs	(2,158)	—
Changes in contract commission costs		(323)
Balance on December 31, 2021	$1,678	$11,834